Notes Related to the Consolidated Statements of Financial Position - Schedule of Right of Use (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jan. 01, 2019
Disclosure Of Detailed information Of Right of Use [line items]
First application of IFRS 16		€ 7,443
Ending balance	€ 6,634
Gross carrying amount [member]
Disclosure Of Detailed information Of Right of Use [line items]
First application of IFRS 16	7,443
Increase	37
Decrease	(355)
FX rate impact	34
Reclassification	1,092
Ending balance	8,252
Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed information Of Right of Use [line items]
Increase	(584)
Decrease	16
FX rate impact	3
Reclassification	(1,053)
Ending balance	(1,618)
Building [member]
Disclosure Of Detailed information Of Right of Use [line items]
Ending balance	6,545
Building [member] | Gross carrying amount [member]
Disclosure Of Detailed information Of Right of Use [line items]
First application of IFRS 16	7,397
Increase	4
Decrease	(355)
FX rate impact	34
Ending balance	7,080
Building [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed information Of Right of Use [line items]
Increase	(554)
Decrease	16
FX rate impact	3
Ending balance	(535)
Plant, equipment, and tooling [member] | Gross carrying amount [member]
Disclosure Of Detailed information Of Right of Use [line items]
Reclassification	974
Ending balance	974
Plant, equipment, and tooling [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed information Of Right of Use [line items]
Reclassification	(974)
Ending balance	(974)
Transport equipment [member]
Disclosure Of Detailed information Of Right of Use [line items]
Ending balance	70
Transport equipment [member] | Gross carrying amount [member]
Disclosure Of Detailed information Of Right of Use [line items]
First application of IFRS 16	47
Increase	34
Ending balance	80
Transport equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed information Of Right of Use [line items]
Increase	(10)
Ending balance	(10)
Office equipment and computers [member]
Disclosure Of Detailed information Of Right of Use [line items]
Ending balance	20
Office equipment and computers [member] | Gross carrying amount [member]
Disclosure Of Detailed information Of Right of Use [line items]
Reclassification	118
Ending balance	118
Office equipment and computers [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed information Of Right of Use [line items]
Increase	(20)
Reclassification	(79)
Ending balance	€ (99)